Financial Instrument Risks and Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Contractual Maturities of Non-Derivative Liabilities	The following table summarizes the contractual maturities of the Company's liabilities, and operating and capital purchase commitments at December 31, 2021:

	Within 1 year	1-2 years	2-3 years	3-4 years	4–5 years	Thereafter	Total
Accounts payable and accrued liabilities	$185,716	$—	$—	$—	$—	$—	$185,716
Loans and borrowings(1)(2)	48,261	47,489	376,364	147,223			619,337
Derivative liabilities	44,825	572					45,397
Lease liabilities(2)	19,362	18,742	9,010	6	6	13	47,139
Other financial liabilities(2)	—	5,000	—	—	—	—	5,000
Reclamation and closure costs(2)	3,748	6,576	8,311	10,008	8,724	145,314	182,681
Purchase commitments(2)	94,241	9,524	4,608	2,214	1,295	2	111,884
Other operating commitments(2)	30,546	31,766	33,035	17,796	18,508	48,763	180,414
Total	$426,699	$119,669	$431,328	$177,247	$28,533	$194,092	$1,377,568
(1)Amount includes principal and interest payments, except accrued interest which is included in accounts payable and accrued liabilities.
(2)Amounts represent undiscounted future cash flows.

Contractual Maturities of Derivative Liabilities	The following table summarizes the contractual maturities of the Company's liabilities, and operating and capital purchase commitments at December 31, 2021:

	Within 1 year	1-2 years	2-3 years	3-4 years	4–5 years	Thereafter	Total
Accounts payable and accrued liabilities	$185,716	$—	$—	$—	$—	$—	$185,716
Loans and borrowings(1)(2)	48,261	47,489	376,364	147,223			619,337
Derivative liabilities	44,825	572					45,397
Lease liabilities(2)	19,362	18,742	9,010	6	6	13	47,139
Other financial liabilities(2)	—	5,000	—	—	—	—	5,000
Reclamation and closure costs(2)	3,748	6,576	8,311	10,008	8,724	145,314	182,681
Purchase commitments(2)	94,241	9,524	4,608	2,214	1,295	2	111,884
Other operating commitments(2)	30,546	31,766	33,035	17,796	18,508	48,763	180,414
Total	$426,699	$119,669	$431,328	$177,247	$28,533	$194,092	$1,377,568
(1)Amount includes principal and interest payments, except accrued interest which is included in accounts payable and accrued liabilities.
(2)Amounts represent undiscounted future cash flows.

Exposure to Currency Risk
The following tables summarize the Company's exposure to currency risk arising from financial assets and financial liabilities, excluding foreign exchange contracts, denominated in foreign currencies:

At December 31, 2021	BRL	MXN	CAD
Financial assets	$19,219	$558	$415,234
Financial liabilities	(54,594)	(50,250)	(46,674)
	$(35,375)	$(49,692)	$368,560
At December 31, 2020
Financial assets	$73,236	$9,889	$13,254
Financial liabilities	(61,896)	(5,952)	(7,671)
	$11,340	$3,937	$5,583
Based on the above foreign currency denominated financial assets and financial liabilities at December 31, 2021, the reasonably possible weakening in foreign currencies against the USD at such date, assuming all other variables remained constant, would have resulted in the following increase (decrease) in the Company's net income during the year ended December 31, 2021:

2021
BRL – 20%	$5,165
MXN – 10%	3,628
CAD – 10%	(26,905)